Related party transactions-Key management personnel compensation (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Related party transactions
Consulting fees	$ 137,569	$ 90,166	$ 382,701	$ 222,166
Salary	217,017	139,440	515,684	284,000
Directors fees	135,723	52,178	296,201	97,779
Stock-based compensation	1,372,613	367,611	3,328,759	1,322,406
Key management personnel compensation	$ 1,862,922	$ 649,395	$ 4,523,345	$ 1,926,351